Borrowings - EIB Loan (Details) $ in Thousands, € in Millions			1 Months Ended	12 Months Ended
	Feb. 17, 2022 USD ($)	Feb. 17, 2022 EUR (€)	Aug. 31, 2020 USD ($) tranche	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 EUR (€) tranche
Disclosure of detailed information about borrowings [line items]
Interest rate				6.00%
Interest expense				$ 34	$ 5	$ 29
EIB Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 20,000				€ 20.0
Effective interest rate, monthly	0.78%	0.78%
Number of tranches | tranche			3				3
Term from disbursement dates			6 years
Interest expense				$ 600	$ 0
EIB Loan Agreement | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%
EIB Loan Agreement | Payment-In Kind Interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%	4.00%
EIB Loan Agreement. Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 7,000				€ 7.0
Proceeds from the draw of loan agreement	$ 7,800	€ 7.0
Loan repayment period	6 years	6 years
EIB Loan Agreement. Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount			6,000				6.0
EIB Loan Agreement. Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 7,000				€ 7.0